Trade and Notes Receivables - Summary of Ageing Analysis of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ 1,436	¥ 2,124
Cost [member] | Within 90 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	1,354	1,910
Cost [member] | 91 to 180 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	52	38
Cost [member] | 181 to 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	11	94
Cost [member] | Over 365 days [member]
Disclosure of financial assets [Line Items]
Trade and notes receivables	¥ 15	¥ 82